DEBT (Tables)	12 Months Ended
Jun. 30, 2014
DEBT [Abstract]
Short-term Notes and Loans Payable
	2014	2013
Commercial paper	$141	$200
Foreign borrowings	2	2
Total	$143	$202

Long-Term Debt, Net of Unamortized Discounts or Premiums
	2014	2013
Senior unsecured notes and debentures:
5.00%, $575 due January 2015	$575	$575
3.55%, $300 due November 2015	300	300
5.95%, $400 due October 2017	399	399
3.80%, $300 due November 2021	298	298
3.05%, $600 due September 2022	598	598
Total	2,170	2,170
Less: Current maturities of long-term debt	(575)	-
Long-term debt	$1,595	$2,170

Borrowing Capacity Under Other Financing Arrangements
	2014	2013
Revolving credit facility	$1,100	$1,100
Foreign credit lines	31	32
Other credit lines	13	13
Total	$1,144	$1,145